SUPPLEMENT DATED SEPTEMBER 1, 1998 TO PROSPECTUS DATED MAY 1, 1998

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE ANNUITY CONTRACTS

DISCOVERY SELECT (R) VARIABLE ANNUITY

THE PROSPECTUS IS HEREBY AMENDED AS FOLLOWS:

1. FEE TABLE

The table entitled "Annual Expenses of the Funds (as a percentage of portfolio average net assets)" beginning on page 2 of the Prospectus is hereby amended to add the following portfolios and funds:



                                                                                          TOTAL FUND ANNUAL
                                             INVESTMENT                OTHER          EXPENSES (AFTER EXPENSE
                                           MANAGEMENT FEE            EXPENSES              REIMBURSEMENTS)
                                           --------------            --------         -----------------------
THE PRUDENTIAL SERIES FUND, INC.
Small Capitalization Stock
Portfolio                                       .40%                  .10%                     .50%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.(7)
American Century VP Value                      1.00%                    0%                    1.00%

TEMPLETON VARIABLE PRODUCTS
SERIES FUND(8)
Franklin Small Cap Investments
Fund-Class 2                                    .40%                  .85%                    1.25%

----------------

(7) American Century Variable Portfolios, Inc. VP Value pays its investment manager a unified management fee, which includes payment for substantially all fund expenses. "Other Expenses" which are paid by the fund and include the fees and expenses (including legal counsel fees) of the directors who are not "interested persons" as defined in the Investment Company Act of 1940, are expected to be less than 0.01 of 1% of the net assets of the fund each year.

(8) Templeton Variable Products Series Fund ("Trust"). Class 2 of the Trust's Franklin Small Cap Investments Fund ("Fund") has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. The figure for "other expenses," above includes Rule 12b-1 Fees of 0.25%. Franklin Advisers, Inc. has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses (including 12b-1
     Fees) and Total Fund Operating Expenses before any waivers would be 0.75%, 0.85% and 1.60%, respectively. Expenses are based on estimated expenses for the fiscal year.


The table entitled "Table I" on page 5 of the Prospectus is hereby amended to add the following portfolios and funds:



                                                         1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                        --------     --------     --------      --------

The Prudential Series Fund, Inc.
  Small Capitalization Stock Portfolio                     $83         $ 97         $121          $229

American Century Variable Portfolios, Inc.
  American Century VP Value                                $88         $112         $146          $280

Templeton Variable Products Series Fund, Inc.
  Franklin Small Cap Investments Fund-Class 2              $90         $119         $159          $304

The table entitled "Table II" on page 6 of the Prospectus is hereby amended to add the following portfolios and funds:


                                                         1 YEAR       3 YEARS      5 YEARS      10 YEARS
                                                        --------     --------     --------      --------
The Prudential Series Fund, Inc.
  Small Capitalization Stock Portfolio                    $20          $62          $106          $229

American Century Variable Portfolios, Inc.
  American Century VP Value                               $25          $77          $131          $280

Templeton Variable Products Series Fund
  Franklin Small Cap Investments Fund-Class 2             $27          $84          $144          $304




2. GENERAL INFORMATION ABOUT PRUCO LIFE OF NEW JERSEY, THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT, AND THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The paragraph entitled, "The Funds", on page 8 of the Prospectus is hereby amended to add the following Funds:

THE PRUDENTIAL SERIES FUND, Inc.

SMALL CAPITALIZATION STOCK PORTFOLIO. Long-term growth of capital through investment primarily in equity securities of publicly-traded companies with small market capitalization. Current income, if any, is incidental.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY VP VALUE. Long-term capital growth with income as a secondary objective. The fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

American Century Investment Management, Inc. is the investment advisor for American Century VP Value.

TEMPLETON VARIABLE PRODUCTS SERIES FUND

FRANKLIN SMALL CAP INVESTMENTS FUND-CLASS 2. Long-term capital growth. The fund seeks to accomplish its objective by investing primarily in equity securities of smaller capitalization growth companies.

Franklin Advisers, Inc. is the investment manager for Franklin Small Cap Investments Fund-Class 2.

A FULL DESCRIPTION OF THE FUNDS, THEIR INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, THEIR EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN, AND ALL OTHER ASPECTS OF THEIR OPERATION IS CONTAINED IN THE ACCOMPANYING PROSPECTUSES FOR EACH FUND AND IN THE RELATED STATEMENTS OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS SUPPLEMENT. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

SUPPLEMENT DATED SEPTEMBER 1, 1998 TO PROFILE DATED MAY 1, 1998

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUT VARIABLE
 ANNUITY CONTRACTS

DISCOVERY SELECT (R) VARIABLE ANNUITY

THE PROSPECTUS PROFILE IS HEREBY AMENDED AS FOLLOWS:

The following investment options are added to paragraph numbered 4:

THE PRUDENTIAL SERIES FUND, INC.

Advised by: Prudential Investment Corporation
  Small Capitalization Stock Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Advised by: American Century Investment Management, Inc.
  American Century VP Value

TEMPLETON VARIABLE PRODUCTS SERIES FUND

Advised by: Franklin Advisers, Inc.
  Franklin Small Cap Investments Fund-Class 2

The chart of expenses on page 4 is hereby amended to add the following portfolios and funds:


                                                                                |   TOTAL       TOTAL
                                                                                |   ANNUAL      ANNUAL
                                                 TOTAL       TOTAL              |  CHARGES     CHARGES
                                                 ANNUAL      ANNUAL     TOTAL   | AT END OF   AT END OF
                                               INSURANCE    POTFOLIO    ANNUAL  |  1 YEAR      10 YEARS
               PORTFOLIO                        CHARGES     CHARGES    CHARGES  |   (1)          (2)
               ---------                       ---------    --------   -------  | ---------   ---------
                                                                                |
THE PRUDENTIAL SERIES FUND, INC.                                                |
  Small Capitalization Stock Portfolio            1.49%       0.50%      1.99%  |    $82         $221
                                                                                |
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                                      |
  American Century VP Value                       1.49%       1.00%      2.49%  |    $88         $280
                                                                                |
TEMPLETON VARIABLE PRODUCTS SERIES FUND                                         |
  Franklin Small Cap Investments Fund-Class 2     1.49%       1.25%      2.74%  |    $90         $304